CHAPMAN AND CUTLER LLP                                   111 WEST MONROE STREET
                                                        CHICAGO, ILLINOIS 60603



                               November 13, 2012

Securities and Exchange Commission
100 F Street, N.E.
Washington, DC 20549

         Re:          First Trust Exchange-Traded Fund VII
                              Filing of Form N-1A

Ladies and Gentlemen:

      On behalf of First Trust Exchange-Traded Fund VII (the "Registrant"), we are transmitting for electronic filing under the Investment Company Act of 1940, as amended, the Registrant's notification of registration on Form N-1A.

      If we may cooperate with you in any way in the processing of this registration statement, please telephone the undersigned at (312) 845-3484.

                                                Very truly yours,

                                                CHAPMAN AND CUTLER LLP


                                                By: /s/ Morrison C. Warren
                                                    ----------------------------
                                                    Morrison C. Warren
Enclosures